Leases - Income Statement Impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use assets	£ 10,958	£ 10,449		£ 9,072
Impairment of right-of-use assets	214	1,697		0
Interest	1,128	1,178
Expense related to short-term leases	788	615
Gain on disposal of leases	(187)	(56)
Fair value movement of financial assets	(7)	(17)
Total	13,026	13,866
Cash outflow for leases	13,805	11,828	[1]	9,903	[1]
Loss from sub-leasing right-of-use assets	132
Interest income on lease receivables	7	17		30
Cash inflow for leases	560	565	[1]	668	[1]
Decrease in net investment in finance lease	600
Interest income and additions on net investment in finance lease	300	500
Leasehold Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use assets	10,878	10,390
Impairment of right-of-use assets	214	1,697
Interest	1,126	1,176		1,066
Expense related to short-term leases	691	530
Gain on disposal of leases	(187)	(56)
Fair value movement of financial assets	(7)	(17)
Total	12,847	13,720
Cash outflow for leases	13,722	11,768
Loss from sub-leasing right-of-use assets	132	0
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use assets	80	59
Impairment of right-of-use assets	0	0
Interest	2	2		£ 0
Expense related to short-term leases	97	85
Gain on disposal of leases	0	0
Fair value movement of financial assets	0	0
Total	179	146
Cash outflow for leases	83	£ 60
Loss from sub-leasing right-of-use assets	£ 0

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).